Borrowings - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short Term Debt [Line Items]
Weighted average interest rates of short-term borrowings	3.60%	3.60%	3.60%
Weighted average interest rates of long-term borrowings	4.30%	4.30%	4.30%
Short-term borrowings	¥ 100,000		¥ 953,000
Long-term borrowings	524,000	$ 73,842	150,430
Time deposit
Short Term Debt [Line Items]
Collateral amount	¥ 100,000		¥ 1,062,000